PROPERTY AND EQUIPMENT (Components of Property and Equipment) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
PROPERTY AND EQUIPMENT [Abstract]
Leasehold improvements		5,252,480	4,952,957
Furniture, fixtures and office equipment		1,037,605	933,484
Machinery and equipment		397,687	381,830
Buildings		9,310	9,310
Construction in progress		386,229	254,652
Property and equipment, gross		7,083,311	6,532,233
Less: Accumulated depreciation		(3,083,270)	(2,482,896)
Property and equipment, net	$ 644,690	4,000,041	4,049,337